Annual Notice of Securities Sold Pursuant to Rule 24F-2












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	3235-0456


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FORM 24F-2




Annual Notice of Securities
Sold




Pursuant to Rule 24F-2










Read instructions at end of Form before preparing
Form.









Name and address of issuer:	Allmerica Select Separate Account III of
	Allmerica Financial Life Insurance and Annuity Company
440 Lincoln Street
			Worcester, MA 01653


The name of each series or class of securities for which this Form is filed (If the Form is being
	filed for all series and classes of securities of the issuer, check the box but do not list series or
	classes):      X?



Investment Company Act File Number:  811-8859

	Securities Act File Number:  333-58551


4 (a).	Last day of fiscal year for which this Form is filed.
12/31/02



4 (b).	?	Check box if this Form is being filed late (i.e.,
more than 90 calendar days after the end
		of the issuer's fiscal year).  (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.


4 (c).	?	Check box if this is the last time the issuer will be
filing this Form.


Calculation of registration fee:

Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):
		$66,670,231

Aggregate price of securities redeemed or
		Repurchased during the fiscal year:			$47,394,922
Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:					$	N/A


Total available redemption credits [add Items 5(ii)
	and 5(iii)]:							         -
	$47,394,922
Net sales - if Item 5(i) is greater than Item 5(iv)
	  [subtract Item 5(iv) from Item 5(i)]:
	          = $19,275,309

Redemption credits available for use in future years	$(N/A
	)
				- if Item 5(i) is less than Item
5(iv) [subtract
				Item 5(iv) from Item 5(i)]:


       Multiplier for determining registration fee (See Instruction
C.9):	                        X0.0000809
	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
"0"
		if no fee is due):
	=$1,559.37





Prepaid Shares

	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here:	 If there is a number of shares or other units that
were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
	.  Not Applicable


Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

										+$	N/A



Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

										   =$ 1,559.37

Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
		March 21, 2003		Method of Delivery:
X   Wire Transfer
      Mail or other means








SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.







By (Signature and Title)*		/s/  Paul Kane


		Paul Kane -  Assistant Vice President and Counsel

Date          3/21/03

*Please print the name and title of the signing officer below the signature.